Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Equity [abstract]
Non-current portion of non-current borrowings		€ 3,427	€ 4,044	€ 4,021
Current borrowings and current portion of non-current borrowings		1,394	672	1,585
Total borrowings		4,821	4,715	5,606
Cash and cash equivalents	[1]	1,688	1,939	2,334		€ 1,766
Net debt		3,132	2,776	3,272
Equity attributable to owners of parent		12,088	11,999	12,546	€ 11,970
Non-controlling interests		29	24	907
Group equity		€ 12,117	€ 12,023	€ 13,453		€ 11,725
Net debt and group equity ratio		21:79	19:81	20:80

[1]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items